   As filed with the Securities and Exchange Commission on September 9, 2005


                                                             File Nos. 333-96777
                                                                       811-08306

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No
                                                                              []

Post-Effective Amendment No. 8
                                                                             [x]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 58
                                                                             [x]

                        (Check Appropriate Box or Boxes)


              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                           (Exact Name of Registrant)


                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                              (Name of Depositor)

200 Park Avenue New York, NY
                                                                         10166

(Address of Depositor's Principal Executive Offices)                     (Zip
                                                                          Code)

              (Depositor's Telephone Number, including Area Code)
                                 (800) 989-3752

                    (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
                   First MetLife Investors Insurance Company

                          c/o 22 Corporate Plaza Drive

                            Newport Beach, CA 92660
                                 (949) 629-1317

                                   COPIES TO:

                                W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                           Washington, DC 20004-2415
                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[] immediately upon filing pursuant to paragraph (b) of Rule 485.


[x] on October 9, 2005 pursuant to paragraph (b) of Rule 485.


[] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[x]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

     This registration statement incorporates by reference the prospectus (the "Prospectus") and statement of additional information dated May 1, 2005 for the Class XC contracts, included in Post-Effective Amendment No. 6 to the registration statement on Form N-4 (File Nos. 333-96777) filed on April 28, 2005 pursuant to paragraph (b) of Rule 485.

     This registration statement incorporates herein by reference the supplement to the Prospectus dated November 1, 2005 included in Post-Effective No. 7 to the registration statement on Form N-4 (File No. 333-96777), as filed on July 15, 2005 pursuant to paragraph (a) of Rule 485.

     This registration statement incorporates herein by reference the supplement to the Prospectus dated Septemeber 12, 2005, as filed on September 9, 2005 pursuant to Rule 497.

                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements
  ------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part
 B hereof:


1.     Report of Independent Registered Public Accounting Firm.

2.     Statement of Assets and Liabilities of December 31, 2004.

3.     Statement of Operations for the year ended December 31, 2004.

4. Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003.

5.     Notes to Financial Statements-December 31, 2004 and 2003.

The following financial statements of the Company are included in Part B hereof:

1.     Independent Auditors' Report.

2.     Balance Sheets as of December 31, 2004 and 2003.

3.     Statements of Income for the years ended December 31, 2004, 2003 and
2002.

4. Statements of Stockholder's Equity for the years ended December 31, 2004, 2003 and 2002.

5.     Statements of Cash Flows for the years ended December 31, 2004, 2003 and
2002.

6.     Notes to Financial Statements.

b. Exhibits
  ------------------------------------------------------------------------------

1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.(1)

2.     Not Applicable.

3.   (i)
     Principal Underwriter's and Selling Agreement. (effective January 1,
2001)(8)

  (ii) Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002)(8)

4.   (i)
     Individual Flexible Purchase Payment Deferred Variable Annuity
Contract.(3)

  (ii)      Fixed Account Rider.(3)

  (iii)      Enhanced Dollar Cost Averaging Rider.(3)

  (iv)      Three Month Market Entry Rider.(3)

  (v)      Death Benefit Rider - (Annual Step-Up).(3)

  (vi) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider.(3)

  (vii)      Waiver of Withdrawal Charge for Terminal Illness Rider.(3)

  (viii)      Individual Retirement Annuity Endorsement.(3)

  (ix)      Roth Individual Retirement Annuity Endorsement.(3)

  (x)      401 Plan Endorsement.(3)

  (xi)      Tax Sheltered Annuity Endorsement.(3)

  (xii)      Unisex Annuity Rates Rider.(3)

  (xiii)      Purchase Payment Credit Rider.(3)

  (xiv)      Simple Individual Retirement Annuity Endorsement.(3)

  (xv) Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company; formerly First Cova Life Insurance Company(2)

  (xvi)      Individual Retirement Annuity Endorsement 6023.1 (9/02)(8)

  (xvii)      Tax Sheltered Annuity Endorsement 6026.1 (9/02)(8)

  (xviii)      Roth Individual Retirement Annuity Endorsement 6024.1 (9/02)(8)

  (xix)      401 (a)/403 (a) Plan Endorsement 6025.1 (9/02)(8)

  (xx)      Simple Individual Retirement Annuity Endorsement 6276 (9/02)(8)

  (xxi)      Guaranteed Withdrawal Benefit Rider FMLI-690-2 (11/05)(9)

  (xxii)      Guaranteed Withdrawal Benefit Endorsement FMLI-GWB (11/05)-E (9)

  (xxiii)      Guaranteed Minimum Accumulation Benefit Rider - Living Benefit
(GMAB) FMLI-670-1 (11/05) (9)


  (xxiv)      Form of Contract Schedule 6028-3 (11/05)-B (10)

  (xxv)      Purchase Payment Credit Rider 6030 (02/02) (10)

  (xxvi) Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I (11)


5.   (i)
     Variable Annuity Application.(4)


  (ii) Form of Variable Annuity Application (Class XC) 4472 (7/05) APPVA1105XCNY (10)


6.   (i)
     Copy of Articles of Incorporation of the Company.(2)

  (ii)      Copy of Amended and Restated Bylaws of the Company.(4)

7.   (i)
     Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company.(5)

8.   (i)
     Participation Agreement among Met Investors Series Trust, Met Investors
        Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company.(3)

  (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and First MetLife Investors Insurance Company (February 1, 2001)(8)

9.     Opinion and Consent of Counsel.(7)


10.   (i)
     Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (to be filed by amendment)

  (ii) Consent of (Sutherland Asbill & Brennan LLP) (to be filed by amendment)

  (iii) Consent of Counsel (First MetLife Investors Insurance Company) (to be filed by amendment)


11.     Not Applicable.

12.     Not Applicable.

13.   (i)
     Powers of Attorney for James P. Bossert, Michael K. Farrell, Elizabeth M.
        Forget, George Foulke, Francis A. Goodhue, III, Richard A. Hemmings, Hugh C. McHaffie, Richard C. Pearson, Thomas A. Price, Jeffrey A. Tupper, Robert L. Davidow and Lisa S. Kuklinski.(6)

  (ii)      Power of Attorney for Matthew K. Wessel.(9)

(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

(3) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on July 19, 2002.

(4) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on October 15, 2002.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 30, 2003.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-96775 and 811-08306) as electronically filed on April 29, 2004.

(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 29, 2004.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.


(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.


(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on July 15, 2005.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------      -------------------------------------------
Michael K. Farrell                         Chairman of the Board, President,
22 Corporate Plaza Drive                   Chief Executive Officer and Director
Newport Beach, CA 92660
Norse N. Blazzard                          Director
4401 West Tradewinds Avenue
Suite 207
Lauderdale by the Sea, FL 33308
Matthew K.Wessel                           Vice President and Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807
James P. Bossert                           Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660
Robert L. Davidow                          Director
367 Stanwich Road
Greenwich, CT 06830
Elizabeth M. Forget                        Executive Vice President and Director
260 Madison Avenue
New York, NY 10016
George Foulke                              Director
501 Route 22
Bridgewater, NJ 08807
Francis A. Goodhue, III                    Director
Morgan Guaranty
345 Park Avenue
New York, NY 10017
Richard A. Hemmings                        Director
Lord, Bissell & Brook
115 S. LaSalle Street
Chicago, IL 60603
Lisa S. Kuklinski                          Director
Harborside Financial Center
600 Plaza II
Jersey City, NJ 07311
Hugh C. McHaffie                           Executive Vice President and Director
501 Boylston Street
Boston, MA 02116
Thomas A. Price                            Director
Bank of New York
1 Wall Street
New York, NY 10286
Kevin J. Paulson                           Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266



NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------      ----------------------------------------
Richard C. Pearson                         Executive Vice President,
22 Corporate Plaza Drive                   General Counsel, Secretary and Director
Newport Beach, CA 92660
Helayne F. Klier                           Executive Vice President
260 Madison Avenue
New York, NY 10016
Jeffrey A. Tupper                          Assistant Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660
Leonard M. Bakal                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Roberto Baron                              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                       Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660
Betty Davis                                Vice President
1125 17th Street
Suite 800
Denver, CO 80202
Brian C. Kiel                              Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807
Christopher A. Kremer                      Vice President
501 Boylston Street
Boston, MA 02116
Marian J. Zeldin                           Vice President
501 Route 22
Bridgewater, NJ 08907
Karen A. Johnson                           Vice President
501 Boylston Street
Boston, MA 02116
Deron J. Richens                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660
Henryk Sulikowski, Jr.                     Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                      Treasurer
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.



     On July 1, 2005, MetLife, Inc. completed the acquisition of Citigroup's Travelers Life & Annuity businesses, including The Travelers Insurance Company and The Travelers Life and Annuity Company, and substantially all of Citigroup's international insurance businesses.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                               AS OF JUNE 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited (BERMUDA)

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii)  RGA Worldwide Reinsurance Company Ltd.
                                    (Barbados)-67% is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

                              (XV)  RGA Capital Trust I

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

      41.   500 Grant Street GP LLC (DE)

      42. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

X.    MetLife Capital Trust II (DE)

Y.    MetLife Capital Trust III (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of July 30, 2005, there were 1,424 qualified contract owners and 1,142 non-qualified contract owners of Class XC contracts.


ITEM 28. INDEMNIFICATION


     The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


     The Bylaws of the Company (Article VII, Section VII.1) provide that:

     The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

     The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

     The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

     A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:

  (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or

  (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,

    (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

    (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

     Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.

     Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.

     If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

     The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.


     No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.


     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

    Met Investors Series Trust
       MetLife Investors USA Separate Account One
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Annuity Account Five
       MetLife Investors Variable Life Account One
       MetLife Investors Variable Life Account Five
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       Separate Account A of Paragon Life
       Separate Account B of Paragon Life
       Separate Account C of Paragon Life
       Separate Account D of Paragon Life

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.



NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------      --------------------------------------------
Michael K. Farrell                         Director
22 Corporate Plaza Drive
Newport Beach, CA 92660
Craig W. Markham                           Director
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta                         Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul Sylvester                             President,
10 Park Avenue                             National Sales Manager-Annuities & LTC
Morristown, NJ 07962
Elizabeth M. Forget                        Executive Vice President,
260 Madison Avenue                         Investment Fund Mangement and Marketing
New York, NY 10016
Paul A. LaPiana                            Executive Vice President,
22 Corporate Plaza Drive                   National Sales Manager-Life
Newport Beach, CA 92660
Richard C. Pearson                         Executive Vice President,
22 Corporate Plaza Drive                   General Counsel, Secretary
Newport Beach, CA 92660
Timothy A. Spangenberg                     Executive Vice President,
13045 Tesson Ferry Road                    Chief Financial Officer
St. Louis, MO 63128
Leslie Sutherland                          Senior Vice President,
1 Metlife Plaza                            Channel Head-Broker/Dealers
Long Island City NY 11101
Douglas P. Rodgers                         Senior Vice President
10 Park Avenue                             Channel Head-LTC
Morristown, NY 07962
Roderick Halvorson                         Senior Vice President, Channel Head-Banks
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Curtis Wohlers                             Senior Vice President,
1 Metlife Plaza                            Channel Head-Planners
27-01 Queens Plaza North
Long Island, NY 11101
Louis P. Digiacomo                         Senior Vice President,
1 Metlife Plaza                            Distribution Head-Independent Channel
27-01 Queens Plaza North
Long Island, NY 11101
Andrew Aiello                              Senior Vice President,
1 Metlife Plaza                            Distribution Head-National Accounts Channel
27-01 Queens Plaza North
Long Island, NY 11101
Edward C. Wilson                           Senior Vice President,
22 Corporate Plaza Drive                   Channel Head-Wirehouse
Newport Beach, CA 92660
Anthony J. Williamson                      Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------      ---------------------------------------
Debora L. Buffington                       Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660
Charles M. Deuth                           Vice President, National Accounts
22 Corporate Plaza Drive
Newport Beach, CA 92660


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                   (1)                                (2)                   (3)                 (4)                (5)
                                                Net Underwriting
                                                 Discounts And          Compensation         Brokerage            Other
Name of Principal Underwriter                     Commissions          On Redemption        Commissions        Compensation
-----------------------------------------      -----------------      ---------------      -------------      -------------
 MetLife Investors Distribution Company           $11,902,127              $0                  $0                 $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

     (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
    02110

     (d) MetLife Investors Distribution Company, 22 Corporate Plaza Drive, New Port Beach, CA 92660

     (e) MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660

     (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

     (g) MetLife, 501 Boylston Street, Boston, MA 02116

     (h) MetLife, 200 Park Avenue, New York, NY 10166

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of New York and State of New York on this 9th day of September 2005.



        FIRST METLIFE INVESTORS VARIABLE ANNUITY
        ACCOUNT ONE
        (Registrant)
        By:        FIRST METLIFE INVESTORS INSURANCE COMPANY
        By:        /s/ Michael K. Farrell
                   ----------------------------------------
                   Michael K. Farrell
                   President and Chief Executive Officer
        FIRST METLIFE INVESTORS INSURANCE COMPANY
        (Depositor)
        By:        /s/ Michael K. Farrell
                   ----------------------------------------
                   Michael K. Farrell
                   President and Chief Executive Officer



     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on September 9, 2005.




/s/ Michael K. Farrell*
--------------------------------        Chairman of the Board, Chief Executive Officer,
Michael K. Farrell                      President and Director
/s/ James P. Bossert*                   Executive Vice President and Director
--------------------------------
James P. Bossert
/s/ Matthew K. Wessel*                  Vice President and Chief Financial Officer (Principal
--------------------------------
                                        Accounting Officer)
Matthew K. Wessel
                                        Director
--------------------------------
Norse N. Blazzard
/s/ Robert L. Davidow*                  Director
--------------------------------
Robert L. Davidow
/s/ Elizabeth M. Forget*                Director
--------------------------------
Elizabeth M. Forget
/s/ George Foulke*                      Director
--------------------------------
George Foulke
/s/ Francis A. Goodhue, III*            Director
--------------------------------
Francis A. Goodhue, III
/s/ Robert A. Hemmings*                 Director
--------------------------------
Robert A. Hemmings
/s/ Lisa S. Kuklinski*                  Director
--------------------------------
Lisa S. Kuklinski
/s/ Hugh C. McHaffie*                   Director
--------------------------------
Hugh C. McHaffie
/s/ Richard C. Pearson*                 Director
--------------------------------
Richard C. Pearson
/s/ Thomas A. Price*                    Director
--------------------------------
Thomas A. Price
/s/ Jeffrey A. Tupper*                  Director
--------------------------------
Jeffrey A. Tupper




        *By:        /s/ Michele H. Abate
                    ----------------------------------------
                    Michele H. Abate, Attorney-In-Fact
                    September 9, 2005


* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-96775/811-08306) filed as Exhibit 14 on April 29, 2004, except for Matthew K. Wessel whose power of attorney is incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 (Files Nos. 333-96773/811-08306) filed as Exhibit 13(ii) on July 14, 2005.